Fair Value Measurements - Schedule of Fair Value of Liabilities Classified Under Level 3 (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Warrants and phantom warrants [Member]
Schedule of Fair Value of Liabilities Classified Under Level 3
Balance	$ 21,566	$ 8,267
Issuance	10,445	14,649
Payment	(2,813)
Conversion to equity	(444)
Reclassification to equity	(28,225)
Change in fair value	(323)	(1,350)
Balance	206	21,566
CLAs [Member]
Schedule of Fair Value of Liabilities Classified Under Level 3
Balance	55,940
Issuance	11,750
Payment
Conversion to equity	(69,570)
Reclassification to equity
Change in fair value	1,880
Balance		55,940
NPA [Member]
Schedule of Fair Value of Liabilities Classified Under Level 3
Balance	21,976
Issuance	18,704
Payment	(38,675)
Conversion to equity
Reclassification to equity
Change in fair value	15,772
Balance	17,777	21,976
Facility Loan [Member]
Schedule of Fair Value of Liabilities Classified Under Level 3
Balance	23,151	29,745
Issuance
Payment	(24,600)	(5,400)
Conversion to equity
Reclassification to equity
Change in fair value	1,449	(1,194)
Balance		23,151
Earn-out liability [Member]
Schedule of Fair Value of Liabilities Classified Under Level 3
Balance	2,997	3,917
Issuance
Payment	(2,974)	(1,667)
Conversion to equity
Reclassification to equity
Change in fair value	(23)	747
Balance		2,997
Other [Member]
Schedule of Fair Value of Liabilities Classified Under Level 3
Balance	186	185
Issuance
Payment	(200)
Conversion to equity
Reclassification to equity
Change in fair value	14	1
Balance		186
SAFEs [Member]
Schedule of Fair Value of Liabilities Classified Under Level 3
Balance	55,940	3,809
Issuance		27,225
Payment
Change in fair value		24,906
Balance		55,940
CLAs [Member]
Schedule of Fair Value of Liabilities Classified Under Level 3
Balance	$ 21,976
Issuance		19,750
Payment
Change in fair value		2,226
Balance		$ 21,976